INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of period	$ 13,181,000	$ 26,786,000
Additions for tax positions of prior years	106,000	10,906,000
Reductions of tax positions of prior years:
Changes in judgment	(8,447,000)	(14,133,000)
Settlements during the period		(584,000)
Lapses of applicable statute of limitations		(9,794,000)
Balance, end of period	4,840,000	13,181,000	26,786,000
Unrecognized tax benefits with high certainty of deductibility but with uncertainty about the timing of deductions	2,000,000	10,400,000
Amount of unrecognized tax benefits that would affect the effective income tax rate if recognized	2,900,000	2,800,000
Accrued interest and penalties related to the unrecognized tax benefits included in income tax expense	1,400,000	3,600,000	1,100,000
Accrued interest associated with unrecognized tax benefits	$ 1,600,000	$ 3,000,000
Minimum probability of realization of tax benefit for amount to be recognized (as a percent)	50.00%